Retirement benefit plan - Amounts recorded in consolidated statements of income (loss) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement benefit plan
Current service cost	SFr 1,952	SFr 1,688	SFr 1,453
Past service cost			903
(Gains) and losses on settlement / curtailment	(1,757)	0	0
Interest cost	544	680	804
Interest income	(438)	(574)	(705)
Net pension cost	SFr 301	SFr 1,794	SFr 2,455